Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for Level 3 fair values (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation from the opening balances to the closing balances for Level 3 fair values, assets
Balance at beginning	€ 2,294,641
Balance at ending	2,872,735	€ 2,294,641
Reconciliation from the opening balances to the closing balances for Level 3 fair values, liabilities
Balance at beginning	1,364,794
Balance at ending	1,894,398	1,364,794
Contingent consideration | Level 3
Reconciliation from the opening balances to the closing balances for Level 3 fair values, liabilities
Balance at beginning	9,356	15,369
Additions		2,605
Payments	9,547	8,578
Net change in fair value - unrealized (included in Finance cost / income)	191	(40)
Balance at ending		9,356
Equity investments | Level 3
Reconciliation from the opening balances to the closing balances for Level 3 fair values, assets
Balance at beginning	6,747	6,346
Payments	0
Net change in fair value - unrealized (included in OCI)	(763)	401
Balance at ending	5,984	€ 6,747
Loans receivable | Level 3
Reconciliation from the opening balances to the closing balances for Level 3 fair values, assets
Additions	11,500
Balance at ending	€ 11,500